                                                          File Numbers:

                                                          333-63416

                                                          811-10419

                                 UNITED STATES

                       Securities and Exchange Commission

                             Washington, DC.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 24                                  X

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 24                                  X

The NorthQuest Capital Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

16 Rimwood Lane, Colts Neck, NJ 07722

{Address of Principal Executive Offices)

732-842-3465

(Registrant's Telephone Number)

Peter J. Lencki

(Name of Agent)

16 Rimwood Lane, Colts Neck, NJ 07722

(Address of Agent)

It is proposed that this filing will become effective (check the appropriate box)

      [X]  immediately upon filing pursuant to paragraph (b)

      [ ]  on (date) pursuant to paragraph (b)

      [ ]  60 days after filing pursuant to paragraph (a) (1)

      [ ]  on (date) pursuant to paragraph (a) (1)

      [ ]  75 days after filing pursuant to paragrahp (a) (2)

      [ ]  on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

      [ ]  This post-effective amendment designates a new effective date for a previous filed post-effective amendment.

Signatures -

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NorthQuest Capital Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Colts Neck and State of New Jersey on the 7th day of October, 2011.

The NorthQuest Capital Fund, Inc.    By: /s/ Peter J. Lencki

                                     -------------------------

                                     Peter J. Lencki, President

      Pursuant to  the requirements  of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures                       Title

Date

 By: /s/ Peter J. Lencki            President, Chairman and Treasurer

     -------------------           (Principal Executive Officer)

10/07/2011

         Peter J. Lencki           (Principal Financial &

                                    Accounting Officer

                                    Director

 By: /s/ Mary E. Lencki             Secretary

     --------------------

10/07/2011

         Mary E. Lencki

 By: /s/ Robert S. Keesser          Director

     ---------------------

10/07/2011

         Robert S. Keesser

 By: /s/ John G. Padovano           Director

     --------------------

10/07/2011

         John G. Padovano

 By: /s/ Michael W. Sommerhalter    Director

     ---------------------

10/07/2011

         Michael W. Sommerhalter

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase